NON-CONTROLLING INTERESTS - Subsidiary's Offering of Its Equity Interests (Details) ¥ in Thousands, $ in Millions		1 Months Ended				12 Months Ended
	Jan. 26, 2022 CNY (¥)	Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2023 CNY (¥) shares	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Aug. 31, 2025	Aug. 31, 2023	Jan. 25, 2022
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Transaction with non - controlling interest shareholders						¥ 850,134	¥ 600,217	¥ 10,292
Decrease of non - controlling interests due to pro rata capital reduction						(1,984)		(300,087)
Non-controlling interest
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Transaction with non - controlling interest shareholders						385,096	414,555	10,292
Decrease of non - controlling interests due to pro rata capital reduction						(1,984)		(178,718)
Additional paid-in capital
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Transaction with non - controlling interest shareholders						465,038	¥ 185,662	0
Decrease of non - controlling interests due to pro rata capital reduction						¥ 0		(121,369)
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Ownership interest held	58.62%
Amount of dividends declared								2,235,000	¥ 890,000	¥ 230,000
Amount of dividends distributed								¥ 922,000	¥ 368,000	¥ 95,000
Jiangxi Jinko
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Percentage of ownership				73.30%	73.30%
Non-controlling interests' ownership of the subsidiary			41.20%									41.38%
Repurchase of ordinary shares (in shares) | shares			29,721,264
Treasury stock, value, acquired, cost method			¥ 300,000
Treasury stock, shares, acquired | shares			29,721,264
Jiangxi Jinko | Additional paid-in capital
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Decrease of non - controlling interests due to pro rata capital reduction			¥ 121,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Percentage of ownership		55.76%				55.80%					58.76%
Non-controlling interests' ownership of the subsidiary	41.38%												26.72%
Jinko Solar Co., Ltd. ("Jiangxi Jinko") | IPO
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net proceeds from IPO	¥ 9,723,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") | IPO | Non-controlling interest
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net proceeds from IPO	6,419,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") | IPO | Additional paid-in capital
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net proceeds from IPO	¥ 3,304,000
JinkoSolar International Development Limited.
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net of cash disposed of, cash payment from, disposal of subsidiaries				¥ 3,100,000	$ 461
Transaction with non - controlling interest shareholders				¥ 140,000
JinkoSolar International Development Limited. | Jiangxi Jinko
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Percentage of ownership				26.70%	26.70%
JinkoSolar Investment
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Number Of Shares Sold | shares		300,156,075
Percentage of equity interests sold		3.00%
Sale of interest in subsidiary		¥ 1,470,000
Addition of additional paid in capital		¥ 700,000